Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Disclosure of Other Noncurrent Assets

	Consolidated
	June 30, 2024	June 30, 2023
	A$	A$
Prepayments*	1,284,129	2,524,911
Security deposit	24,050	—
	1,308,179	2,524,911

*	Prepayments are largely in relation to prepaid expenses to organizations involved in the clinical trials.